Warrant Liabilities (Details) (Warrant [Member], USD $)	0 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended
	Aug. 19, 2014	Jan. 22, 2014	Jun. 25, 2013	Sep. 30, 2014	Dec. 31, 2013
Warrant [Member]
Summary of assumptions used in connection with the valuation of warrants issued
Number of shares underlying the warrants	5,059,438	5,309,438	5,416,851	4,723,357	5,309,438
Exercise price	$ 1.65	$ 1.65	$ 1.65	$ 1.65	$ 1.65
Volatility	130.00%	135.00%	140.00%	128.00%	135.00%
Risk-free interest rate	1.25%	1.30%	1.49%	1.43%	1.75%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Expected warrant life (years)	3 years 10 months 6 days	4 years 5 months 1 day	5 years	3 years 8 months 27 days	4 years 6 months
Stock Price	$ 2.05	$ 2.29	$ 0.96	$ 2.00	$ 1.80